Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of Gross Investment in Lease
	2017	2016
Gross investment in lease	$723,374	$—
Current portion	(35,478)	—
	$687,896	$—